Restructuring (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Net restructuring expenses	SFr 455
Gain on curtailment related to the defined benefit liability	1,757	SFr 0	SFr 0
Provision for termination benefits	290	SFr 0
Restructuring
Disclosure of other provisions [line items]
Termination benefits to be paid to the employees	2,100
Gain on curtailment related to the defined benefit liability	1,800
Restructuring | Maximum
Disclosure of other provisions [line items]
Expense from acceleration of share-based payment expense	SFr 100